Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222751
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	2.45%	3.00%
Without Sales Load [Member] | C000222752
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%	2.56%	3.10%
Without Sales Load [Member] | C000222750
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%	2.67%	3.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	(0.07%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	(0.07%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	(0.07%)
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	3.11%	3.62%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	3.11%	3.62%
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	3.11%	3.62%